UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07255

Exact name of registrant as specified in charter:	Oppenheimer International Bond Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2016-06/30/2017

Item 1.

FORM N-PX

ICA File Number:  811-07255

Registrant Name:  Oppenheimer International Bond Fund

Reporting Period:  07/01/2016 - 06/30/2017

Oppenheimer International Bond Fund

BANCO INVEX S.A. Meeting Date: DEC 07, 2016 Record Date: NOV 29, 2016 Meeting Type: BONDHOLDER
Ticker: Security ID: P13549DB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve to Hold Meeting Jointly with Holders of Stock Exchange Certificates Identified with Symbol CREYB 06U	Management	For	For
2	Receive Report from Trustee on Current Status of Trust Assets as Well as Activities to Conserve, Administer and Maintain it	Management	For	For
3	Receive Report from ABC Capital SA Institucion de Banca Multiple in Its Role as Administrator on Current Status of Administration of Trust Assets, Steps Taken and Results Obtained in Order to Collect on Credits, Progress of in Court and out of Court	Management	For	For
4	Approvel ABC Capital SA Institucion de Banca Multiple, in its Role as Administrator, to Implement Support Options, Identified As Solution Products, Which will Be Directed to Borrowers of Mortgage Loans Placed in Trust	Management	For	For
5	Designate Delegates to Formalize and Carry Out Resolutions Approved at this Meeting	Management	For	For

BANCO INVEX S.A. Meeting Date: FEB 16, 2017 Record Date: FEB 08, 2017 Meeting Type: BONDHOLDER
Ticker: Security ID: P13549DB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve to Hold General Meeting Jointly with General Meeting of Holders of Trust Securities Certificates that are Identified with Ticker Symbol: CREYCB 06U	Management	For	For
2	Receive Report on Decree of Constitutional Amendment Published on Jan. 27, 2016, and Its Impact on SHF Coverage Granted by Sociedad Hipotecaria Federal SNC, Insitution de Banca de Desarrollo, on Mortgage Loans that Make Up Part of Assets of Trust	Management	For	For
3	Amend Issuance Documents and SHF Coverage to Reflect that Which is Established In Decree and Consent and Instructions for Acts to Be Done, Procedures to Be Performed and Steps to Be Taken in Order to Carry Out Resolutions that Are Passed In this Regard	Management	For	For
4	Designate Delegates to Carry Out Resolutions Approved at this Meeting	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer International Bond Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,

Trustee, President and Principal Executive Officer

Date: August 29, 2017

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact